Fixed Assets, Net	12 Months Ended
Dec. 31, 2022
Fixed Assets, Net [Abstract]
Fixed assets, net

Note 6 — Fixed assets, net

Fixed assets consisted of the following:

	As of December 31,
	2022	2021
Furniture and computer equipment	$185,308	$155,741
Less: accumulated depreciation	(136,429)	(89,713)
Fixed assets, net	$48,879	$66,028

Depreciation expense related to our fixed assets for the years ended December 31, 2022 and 2021, was $46,716 and $121,416, respectively.